Balance Sheet Information (Details 1) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Intangible assets, net:
Intangible assets	$ 3,474,719	$ 52,500
Less: Accumulated amortization	(160,825)	(5,000)
Intangibles, net	$ 3,313,894	$ 47,500